Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

July 31, 2021

IVF-QTLY-0921
1.804818.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Australia - 1.0%
Aristocrat Leisure Ltd.	1,864,863	$56,985,577
Bermuda - 1.0%
IHS Markit Ltd.	506,400	59,167,776
Canada - 8.2%
Brookfield Asset Management, Inc. Class A (a)	1,393,761	75,249,156
Canadian National Railway Co.	667,074	72,482,007
Canadian Pacific Railway Ltd.	913,755	67,850,483
CGI, Inc. Class A (sub. vtg.) (b)	660,500	60,083,476
Constellation Software, Inc.	41,094	65,825,170
Thomson Reuters Corp.	599,200	63,493,299
Waste Connection, Inc. (Canada)	463,252	58,686,261

TOTAL CANADA		463,669,852

Cayman Islands - 4.3%
Sea Ltd. ADR (b)	196,900	54,375,904
Shenzhou International Group Holdings Ltd.	2,663,900	59,120,682
Tencent Holdings Ltd.	2,174,200	131,121,974

TOTAL CAYMAN ISLANDS		244,618,560

Denmark - 2.9%
DSV Panalpina A/S	276,100	67,274,884
Novo Nordisk A/S Series B	1,030,600	95,404,041

TOTAL DENMARK		162,678,925

Finland - 1.1%
Neste Oyj	992,400	61,004,292
France - 13.9%
Air Liquide SA	417,910	72,678,139
Compagnie de St. Gobain	948,400	67,790,063
Dassault Systemes SA	1,260,785	69,575,601
Edenred SA	995,331	57,831,245
Hermes International SCA	45,811	70,048,512
Kering SA	82,600	74,095,690
LVMH Moet Hennessy Louis Vuitton SE	131,660	105,415,865
Pernod Ricard SA	298,931	65,992,344
Safran SA	499,100	65,319,406
Schneider Electric SA	457,200	76,575,748
SR Teleperformance SA	147,254	62,116,229

TOTAL FRANCE		787,438,842

Germany - 4.6%
adidas AG	190,600	69,208,981
Infineon Technologies AG	1,798,600	68,732,015
Merck KGaA	317,400	65,005,445
MTU Aero Engines AG	239,311	59,927,633

TOTAL GERMANY		262,874,074

Hong Kong - 3.9%
AIA Group Ltd.	7,425,000	88,845,800
Hong Kong Exchanges and Clearing Ltd.	1,003,100	64,023,677
Techtronic Industries Co. Ltd.	3,714,500	66,392,239

TOTAL HONG KONG		219,261,716

India - 4.4%
HDFC Bank Ltd.	3,048,264	58,717,812
Kotak Mahindra Bank Ltd. (b)	2,458,654	54,726,784
Reliance Industries Ltd.	2,526,377	69,164,555
Tata Consultancy Services Ltd.	1,519,000	64,717,918

TOTAL INDIA		247,327,069

Ireland - 3.3%
Accenture PLC Class A	190,600	60,549,808
Kingspan Group PLC (Ireland)	613,100	66,692,482
Linde PLC	195,900	60,217,701

TOTAL IRELAND		187,459,991

Italy - 1.3%
Enel SpA	7,891,900	72,728,117
Japan - 6.7%
Hoya Corp.	514,800	72,289,267
Keyence Corp.	149,660	82,861,751
OBIC Co. Ltd.	87,500	15,329,748
Recruit Holdings Co. Ltd.	1,394,600	72,283,024
Shin-Etsu Chemical Co. Ltd.	426,100	69,509,382
Tokyo Electron Ltd.	168,926	69,669,384

TOTAL JAPAN		381,942,556

Korea (South) - 0.8%
LG Household & Health Care Ltd.	36,016	45,583,941
Netherlands - 8.0%
Akzo Nobel NV	514,900	63,584,293
ASM International NV (Netherlands)	188,257	66,750,308
ASML Holding NV (Netherlands)	167,060	127,698,109
Ferrari NV	305,647	66,659,185
NXP Semiconductors NV	280,140	57,818,095
Wolters Kluwer NV	608,100	69,308,137

TOTAL NETHERLANDS		451,818,127

Portugal - 1.0%
Energias de Portugal SA	10,969,400	56,955,497
Spain - 2.4%
Amadeus IT Holding SA Class A (b)	975,297	63,909,701
Iberdrola SA	5,923,667	71,291,883

TOTAL SPAIN		135,201,584

Sweden - 4.7%
Atlas Copco AB (A Shares)	1,109,400	75,004,740
Evolution AB (c)	365,100	63,601,129
Hexagon AB (B Shares)	4,209,100	69,675,753
Swedish Match Co. AB	6,784,300	60,753,214

TOTAL SWEDEN		269,034,836

Switzerland - 8.3%
Compagnie Financiere Richemont SA Series A	553,860	70,877,035
Lonza Group AG	94,316	73,436,894
Nestle SA (Reg. S)	1,043,890	132,187,455
Partners Group Holding AG	39,779	67,999,980
Sika AG	197,976	69,740,180
TE Connectivity Ltd.	398,928	58,829,912

TOTAL SWITZERLAND		473,071,456

Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,754,000	162,211,335
United Kingdom - 3.7%
Ashtead Group PLC	862,500	64,571,408
Diageo PLC	1,636,900	81,167,750
Rentokil Initial PLC	8,308,900	65,461,835

TOTAL UNITED KINGDOM		211,200,993

United States of America - 11.6%
Adobe, Inc. (b)	96,640	60,074,323
Autodesk, Inc. (b)	196,200	63,005,706
Danaher Corp.	215,300	64,049,597
MasterCard, Inc. Class A	150,224	57,977,451
MercadoLibre, Inc. (b)	36,800	57,728,160
Moody's Corp.	153,600	57,753,600
NICE Systems Ltd. sponsored ADR (b)	228,778	63,748,990
NVIDIA Corp.	280,260	54,647,897
Thermo Fisher Scientific, Inc.	110,300	59,563,103
Visa, Inc. Class A	232,212	57,214,715
Zoetis, Inc. Class A	306,600	62,147,820

TOTAL UNITED STATES OF AMERICA		657,911,362

TOTAL COMMON STOCKS
(Cost $4,186,654,137)		5,670,146,478

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (d)	79,128,162	79,143,988
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	11,087,566	11,088,675
TOTAL MONEY MARKET FUNDS
(Cost $90,232,663)		90,232,663
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $4,276,886,800)		5,760,379,141
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(88,458,767)
NET ASSETS - 100%		$5,671,920,374

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,601,129 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,402
Fidelity Securities Lending Cash Central Fund	74,050
Total	$97,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$90,367,291	$1,791,458,611	$1,802,679,424	$(2,490)	$--	$79,143,988	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	19,331,147	514,529,055	522,771,527	--	--	11,088,675	0.0%
Total	$109,698,438	$2,305,987,666	$2,325,450,951	$(2,490)	$--	$90,232,663

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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